Investments Accounted for by the Equity Method - Schedule of Equity Method Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments
Equity method investment	$ 887	$ 1,462
Income from equity investments	49	141
CANADA | Altagas Canada Inc.
Schedule of Equity Method Investments
Equity method investment	0	164
Income from equity investments	3	17
CANADA | AltaGas Idemitsu Joint Venture LP
Schedule of Equity Method Investments
Equity method investment	0	431
Income from equity investments	$ (25)	63
CANADA | Sarnia Airport Storage Pool LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 18	18
Income from equity investments	1	1
CANADA | Petrogas Preferred Shares
Schedule of Equity Method Investments
Equity method investment	0	150
Income from equity investments	$ 13	13
CANADA | Strathcona Storage LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	30.00%
Equity method investment	$ 124	0
Income from equity investments	0	0
United States | Constitution Pipeline, LLC (Constitution)
Schedule of Equity Method Investments
Equity method investment	0	0
Income from equity investments	$ (7)	0
United States | Eaton Rapids Gas Storage System
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 26	27
Income from equity investments	2	1
United States | Meade Pipeline Co. LLC (Meade)
Schedule of Equity Method Investments
Equity method investment	0	0
Income from equity investments	$ 0	(4)
United States | Mountain Valley Pipeline, LLC
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	10.00%
Equity method investment	$ 718	672
Income from equity investments	$ 62	43
United States | Petrogas Terminals Penn LLC
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	37.00%
Equity method investment	$ 1	0
Income from equity investments	0	0
United States | Stonewall Gas Gathering System LLC
Schedule of Equity Method Investments
Equity method investment	0	0
Income from equity investments	$ 0	$ 7